OTHER CURRENT ASSETS (Tables)	12 Months Ended
Sep. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER CURRENT ASSETS	Other current assets consisted of the following:
	September 30, 2025	September 30, 2024
Refunds due from suppliers	$-	$664,000
Total other current assets	$-	$664,000